Business combination (Tables)	6 Months Ended
Jun. 30, 2023
Business Acquisition
Schedule of acquisition of Deyu and Jiuyi

The acquisition of Deyu and Jiuyi that constitute business combinations are summarized as follows:

Amount
RMB
Net assets acquired (Note)	58,578

Note: Net assets acquired primarily included cash and deposits with real estate developers.

Acquisition of Yuancui
Business Acquisition
Schedule of allocation of the purchase price as of the date of acquisition

Amount
RMB
Net assets acquired (i)	16,408
Identifiable and amortizable intangible assets (note 9)
-Non-competed agreements	6,740
-Trademarks	1,070
Goodwill	31,188
Deferred tax liabilities	(1,953)
Noncontrolling interests (ii)	(23,453)

Total	30,000

i.	Net assets acquired primarily included cash consideration from RMB20,000 from subscription of new shares.
ii.	Fair value of the noncontrolling interests was estimated based on the equity value of Yuancui derived by the purchase consideration, adjusted for a discount for control premium.

Acquisition of Tuqiang
Business Acquisition
Schedule of allocation of the purchase price as of the date of acquisition

Amount
RMB
Net assets acquired(i)	(968)
Goodwill	454
Noncontrolling interests (ii)	114
Total	(400)

i.	Net assets acquired primarily included cash, accounts receivables from real estate developers and accrued expenses undertaken.
ii.	Fair value of the noncontrolling interests was estimated based on the equity value of Tuqiang derived by the purchase consideration.